                                                              File No. 333-84159
                                                              File No. 811-09517
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
          Pre-Effective  Amendment No.                                     [ ]
                                                 ----------
          Post-Effective Amendment No.               3                     [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No.      4                     [ ]
                                                 ----------                [X]

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT XI
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                    Name of Agent for Service for Process:

                    Amy J. Lee, Associate General Counsel
                    Security Benefit Life Insurance Company
                    One Security Benefit Place
                    Topeka, KS 66636-0001

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[X]   on May 1, 2002 pursuant to paragraph (b) of Rule 485

[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]   on May 1, 2001, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under group unallocated flexible premium deferred variable annuity contract.

                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                         GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

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                  ISSUED BY:                              MAILING ADDRESS:
  SECURITY BENEFIT LIFE INSURANCE COMPANY(R)     SECURITY BENEFIT LIFE INSURANCE COMPANY
  ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497

  TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
  1-800-888-2461
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     This Prospectus  describes the Scarborough  Advantage  Variable  Annuity--a flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance  Company  ("Security  Benefit").  The
Contract is a group contract available for those persons eligible to participate in the  International  Brotherhood of Electrical  Workers  ("IBEW") Local Unions
Savings  and  Retirement  Plan and Trust.  The  Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that comprise a separate account of Security Benefit called the Variable Annuity
Account XI, or to the Fixed Account.  The Subaccounts  currently available under the Contract are:

o        T. Rowe Price Mid-Cap Growth
o        T. Rowe Price Equity Income
o        Deutsche Asset Management International
o        Goldman Sachs CORE(SM) Small Cap Equity
o        Goldman Sachs Capital Growth

     Amounts  allocated to the Fixed Account will accrue  interest at rates that are paid by  Security  Benefit as  described  in "The Fixed  Account,"  page 16.
Contract Value in the Fixed Account is guaranteed by Security Benefit.

     Amounts that you allocate to the  Subaccounts  under the Contract will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options," page 16.

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2002, which has been filed
with  the  Securities  and  Exchange   Commission  contains  certain  additional
information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place,  Topeka,  Kansas  66636-0001 or by calling  1-800-888-2461.  The table of contents of the Statement of Additional  Information  is set forth on page 24 of this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

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THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS  PROSPECTUS IS ACCOMPANIED BY THE CURRENT  PROSPECTUSES  FOR THE UNDERLYING
FUNDS.  YOU SHOULD READ THE  PROSPECTUSES  CAREFULLY  AND RETAIN THEM FOR FUTURE
REFERENCE.

THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED BY THE
FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE
OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

     Deutsche Asset Management International Series

     Option 2--Life Income with Guaranteed Payment of
       5, 10, 15 or 20 Years.........................   16
     Option 3--Life with Installment Refund Option...   16
     Option 4--Joint and Last Survivor...............   16
     Option 5--Joint and Contingent Survivor Option..   16

   TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT..   17

   TAX STATUS OF SECURITY BENEFIT

   INCOME TAXATION OF ANNUITIES IN
     GENERAL--NON-QUALIFIED PLANS....................   19
     Surrenders or Withdrawals Prior
       to the Annuity Start Date.....................   19
     Distributions on or after Annuity Start Date....   20
     Penalty Tax on Certain

     Transfers, Assignments or

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT-- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE  OFFICE--  Scarborough  Securities  Corporation,  One Bridge
Street, Irvington, New York 10533.

     ANNUITANT -- The person that you designate to receive annuity payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

     ANNUITY -- A series of periodic income payments made by Security Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY START DATE -- The date when annuity payments are to begin.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a payroll deduction arrangement.

     CONTRACT  DATE -- The  date of your  first  contribution  to the  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACTHOLDER  OR HOLDER -- The IBEW Local Unions  Savings and  Retirement
Plan and Trust holds the Contract for the benefit of Participants.

     CONTRACT  VALUE -- The total value of your account which  includes  amounts allocated to the Subaccounts and the Fixed Account.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     DESIGNATED  BENEFICIARY -- The person designated by you as having the right to the death benefit, if any, payable upon your death.

     FIXED  ACCOUNT -- A separate  account of Security  Benefit to which you may allocate all or a portion of your Contract Value to be held for  accumulation at fixed rates of interest declared periodically by Security Benefit.

     FUNDS -- T. Rowe Price  Equity  Series,  Inc.,  SBL Fund and Goldman  Sachs
Variable  Insurance Trust.  The Funds (each a "Fund") are diversified,  open-end management  investment companies commonly referred to as mutual funds. Each Fund issues its shares in multiple Series.

     GENERAL  ACCOUNT  -- All  assets  of  Security  Benefit  other  than  those allocated to the Separate Account,  the Fixed Account,  or to any other separate account of Security Benefit.

     PARTICIPANT -- A Participant as defined in the Trust Agreement.

     PURCHASE  PAYMENT-- An amount paid to Security Benefit as consideration for the Contract.

     SEPARATE  ACCOUNT-- The Variable  Annuity Account XI. A separate account of
Security Benefit that consists of accounts, referred to as Subaccounts,  each of which invests in a corresponding Series of the Funds.

     SERIES -- T. Rowe Price Mid-Cap  Growth  Portfolio (a Series of the T. Rowe
Price Equity Series,  Inc.); Equity Income Series and International Series (each a Series of SBL Fund);  and  Goldman  Sachs  CORE(SM)  Small Cap Equity Fund and
Goldman Sachs Capital  Growth Fund (each a Series of the Goldman Sachs  Variable
Insurance Trust). The Series (each a "Series") are separate  portfolios of their respective Funds. Each Series operates as a separate investment fund.

     SUBACCOUNT -- A division of the Separate  Account of Security Benefit which invests in a corresponding Series of the Funds. Currently,  five Subaccounts are available under the Contract.

     TRUST-- The IBEW Local Unions Savings and Retirement Plan and Trust.

     TRUST AGREEMENT-- The Trust Agreement creating the Trust.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount.  The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL  VALUE -- The amount you will  receive upon full  withdrawal  of your Contract Value. It is equal to Contract Value less any uncollected  premium taxes.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 16 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract  pursuant to the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into five accounts referred to as Subaccounts.  See "Separate  Account," page 8.
Each Subaccount invests  exclusively in shares of a corresponding  Series of the
Funds.  See "The  Funds,"  page 8. The  Series,  each of which  has a  different investment  objective or objectives,  are set forth under their  respective Fund below:

T. ROWE PRICE EQUITY SERIES, INC.
o        T. Rowe Price Mid-Cap Growth Portfolio

SBL FUND
o        T. Rowe Price Equity Income Series (Series O)
o        Deutsche Asset Management International Series (Series I)

GOLDMAN SACHS VARIABLE INSURANCE TRUST
o        Goldman Sachs CORE(SM) Small Cap Equity Fund
o        Goldman Sachs Capital Growth Fund

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of the Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is a separate account of Security Benefit. Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of Security Benefit. See "The Fixed Account," page 16.

PURCHASE  PAYMENTS -- Unless you had an account as of July 1, 1999,  the minimum initial  purchase payment is $2,000.  Thereafter,  you may choose the amount and frequency  of purchase  payments,  except that the minimum  subsequent  purchase payment is $100.  There is no minimum  for  subsequent  purchase  payments  made pursuant to an Automatic Investment Program. See "Purchase Payments," page 10.

CONTRACT  BENEFITS -- You may transfer your Contract Value among the Subaccounts and to and from the Fixed Account.

     At any time before the Annuity Start Date,  you may surrender your Contract
Value for its  Withdrawal  Value,  and may make partial  withdrawals,  including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals,"
page  13  and  "Federal  Tax  Matters,"  page  18  for  more  information  about withdrawals,  including  the 10% penalty  tax that may be imposed  upon full and partial withdrawals  (including systematic  withdrawals) made prior to attaining age 59 1/2.

     The  Contract  provides  for a death  benefit  upon your death prior to the
Annuity  Start Date.  See "Death  Benefit,"  page 13 for more  information.  The
Contract provides for several Annuity Options on a fixed basis. Security Benefit guarantees  annuity  payments  under the fixed  Annuity  Options.  See  "Annuity
Period," page 15.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     MORTALITY AND EXPENSE RISK CHARGE.  Security Benefit deducts a daily charge from the assets of each  Subaccount  for mortality and expense risks equal to an annual rate as set forth below.

-----------------------------------------------------------
                                            MORTALITY AND
               SUBACCOUNT                 EXPENSE RISK FEE
-----------------------------------------------------------
T. Rowe Price Mid-Cap Growth............       0.45%
T. Rowe Price Equity Income.............       0.45%
Deutsche Asset Management International.       0.45%
Goldman Sachs CORESM Small Cap Equity...       0.45%
Goldman Sachs Capital Growth............       0.45%
-----------------------------------------------------------

See "Mortality and Expense Risk Charge," page 14.

     ADMINISTRATION AND DISTRIBUTION CHARGE.  Security Benefit currently charges an  administration  and distribution  charge equal to an annual rate of 0.91% of each Subaccount's average daily net assets,  except that the annual rate for the
T.  Rowe  Price  Equity  Income  and  Deutsche  Asset  Management  International
Subaccounts is 0.56%. Security Benefit may deduct a maximum daily administration and  distribution  charge equal to an annual rate of 0.94% of each  Subaccount's average  daily net assets,  except the T. Rowe Price Equity  Income and Deutsche
Asset Management International  Subaccounts for which the maximum annual rate is
0.59%. See "Administration and Distribution Charge," page 14.

     PREMIUM  TAX  CHARGE.  Security  Benefit  assesses a premium  tax charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract.  This charge will usually be deducted when you begin receiving annuity payments  or upon full  withdrawal  if a premium  tax was  incurred  by Security
Benefit  and  is  not  refundable.  Partial  withdrawals,  including  systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by Security  Benefit and is not refundable.  Security  Benefit reserves the right to deduct such taxes when due or anytime thereafter.  Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge," page 15.

     OTHER  EXPENSES.  Security  Benefit  pays  the  operating  expenses  of the
Separate Account.  Investment  advisory fees and operating expenses of the Funds are  paid by each  Fund and are  reflected  in the net  asset  value of the Fund shares.  For a description of these charges and expenses,  see the  prospectuses for the Funds.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the  Contract,  and any  questions  or  inquiries  to the
Administrative Office located at One Bridge Street, Irvington, New York 10533 or by phone by calling (914) 591-9200 or 1-800-223-7608.

EXPENSE TABLE

     The  purpose of this table is to assist you in  understanding  the  various costs and expenses  that you will bear  directly and  indirectly if you allocate
Contract Value to the Subaccounts.  The table reflects any contractual  charges, expenses of the Separate  Account,  and charges and  expenses of the Funds.  The
table  does  not  reflect   premium   taxes  that  may  be  imposed  by  various
jurisdictions.  See "Premium Tax Charge," page 15. The information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

     For a complete description of a Contract's costs and expenses, see "Charges and  Deductions,"  page 14. For a more complete  description of the Funds' costs and expenses, see the Fund prospectuses, which accompany this Prospectus.

-----------------------------------------------------------
CONTRACTUAL EXPENSES
-----------------------------------------------------------
Sales Load on Purchase Payments                     None
Contingent Deferred Sales Charge
   (as a percentage of amount withdrawn
   attributable to Purchase Payments)               None
Transfer Fee (per transfer)                         None
-----------------------------------------------------------

-----------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage
of each Subaccount's average daily net assets)
-----------------------------------------------------------
Annual Mortality and Expense Risk Charge            0.45%
Annual Administration and Distribution Charge       0.94%(1)
                                                    ----
Total Separate Account Annual Expenses              1.39%
-----------------------------------------------------------

-----------------------------------------------------------
ANNUAL FUND EXPENSES (as a percentage of each Series'
average daily net assets)
-----------------------------------------------------------
                                            TOTAL MUTUAL
                                OTHER       FUND EXPENSES
                               EXPENSE          (AFTER
                  ADVISORY (AFTER EXPENSE      EXPENSE
                     FEE   REIMBURSEMENTS)  REIMBURSEMENTS)
-----------------------------------------------------------

T. Rowe Price
Mid-Cap Growth     0.85%(2)     0.00%            0.85%
-----------------------------------------------------------
Equity Income
(Series O)         1.00%        0.04%            1.04%
-----------------------------------------------------------
International
(Series I)         1.10%        1.15%            2.25%
-----------------------------------------------------------
Goldman Sachs
CORE(SM) Small
Cap Equity         0.75%        0.25%(3)         1.00%
-----------------------------------------------------------
Goldman Sachs
Capital Growth     0.75%        0.25%(3)         1.00%

-----------------------------------------------------------
1.  The maximum annual  administration and distribution  charge is 0.94% for all
    Subaccounts,  except the T. Rowe Price  Equity  Income  and  Deutsche  Asset
    Management   International   Subaccounts   for  which  the  maximum   annual
    administration and distribution charge is 0.59%.  Security Benefit currently assesses an annual  administration and distribution charge of 0.91% from the
    Subaccounts  (0.56% from the T. Rowe Price Equity Income and Deutsche  Asset
    Management International Subaccounts).
2.  The advisory fee includes the ordinary expenses of
    operating the Series.

3.  The Funds'  expenses  are based upon  estimated  amounts for the fiscal year ended  December  31, 2001.  The Series'  adviser has  voluntarily  agreed to reduce or limit certain "Other Expenses"  (excluding  advisory fees,  taxes,
    interest,   brokerage   fees,   litigation,    indemnification   and   other
    extraordinary  expenses) to the extent such expenses  exceed the  percentage stated  in the  table  above  (as  calculated  per  annum)  of each  Series'
    respective average daily net assets.  Such reductions or limits, if any, are calculated  monthly on a cumulative  year-to-year  basis. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total
    Mutual Fund  Expenses" for the Goldman  Sachs  CORE(SM) Small Cap Equity and
    Capital  Growth  Funds  would  be 0.47%  and  1.22%  and  0.94%  and  1.69%, respectively.  The Series' adviser may discontinue or modify any limitations in the future at its discretion.  CORESM is a service mark of Goldman, Sachs
    & Co.

-----------------------------------------------------------

EXAMPLE -- The example  presented below shows the expenses that you would pay at the end of one, three,  five and ten years. The example reflects any contractual charges,  expenses of the  Separate  Account,  and  charges and  expenses of the
Funds.  The  examples  assume  that any  waivers or  reimbursement  of  expenses currently  in effect,  remain in effect for the period  shown.  The  information presented  applies if, at the end of those time periods,  your Contract Value is surrendered,  or  annuitized  or otherwise  not  surrendered.  The example shows expenses  based upon an  allocation of $1,000 to each of the  Subaccounts  and a hypothetical return of 5%.

     YOU SHOULD NOT  CONSIDER  THE EXAMPLES  BELOW A  REPRESENTATION  OF PAST OR
FUTURE EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE
5% RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

     Example -- You would pay the expenses shown below:

-----------------------------------------------------------
                               1       3       5      10
                              YEAR   YEARS   YEARS  YEARS
-----------------------------------------------------------

T. Rowe Price Mid-Cap
   Growth Subaccount           $23   $  70    $120    $257
-----------------------------------------------------------
T. Rowe Price Equity
   Income Subaccount            26      79     135     288
-----------------------------------------------------------
Deutsche Asset Management
   International Subaccount     38     116     196     405
-----------------------------------------------------------
Goldman Sachs CORE(SM) Small
   Cap Equity Subaccount        10      32      55     122
-----------------------------------------------------------
Goldman Sachs Capital
   Growth Subaccount            10      32      55     122

-----------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The following condensed financial  information presents accumulation unit values for the  periods  ended  December  31,  2001,  2000,  and 1999 as well as ending accumulation units outstanding under each Subaccount.

-----------------------------------------------------------
                               2001       2000      1999(1)
-----------------------------------------------------------
T. ROWE PRICE MID CAP
GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period....   $18.65      $17.60     $14.37
   End of period..........   $18.22      $18.65     $17.60
Accumulation units
outstanding at the
end of period.............   71,196      97,053     28,783
-----------------------------------------------------------
T. ROWE PRICE EQUITY
INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period....   $19.75      $17.67     $17.56
   End of period..........   $19.81      $19.75     $17.67
Accumulation units
outstanding at the
end of period.............   61,052      54,961     36,063
-----------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT
INTERNATIONAL SUBACCOUNT
Accumulation unit value:
   Beginning of period....   $10.22      $12.97     $10.02
   End of period..........    $7.64      $10.22     $12.97
Accumulation units
outstanding at the
end of period.............   25,997      31,251      7,337
-----------------------------------------------------------
GOLDMAN SACHS CORE(SM) SMALL
CAP EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period....   $10.38      $10.35    $  8.73
   End of period..........   $10.71      $10.38     $10.35
Accumulation units
outstanding at the
end of period.............   28,445      33,952     12,256
-----------------------------------------------------------
GOLDMAN SACHS CAPITAL
GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period....   $12.76      $14.05     $12.01
   End of period..........   $10.76      $12.76     $14.05
Accumulation units
outstanding at the
end of period.............   103,696    120,772     70,591

-----------------------------------------------------------
1.  For the period October 27, 1999 (date operations
    commenced) to December 31, 1999.
-----------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons who owned  Security  Benefit  policies as of July 31, 1998 became  membership  interests in Security  Benefit Mutual Holding  Company as of that date,  and persons who acquire  policies from  Security  Benefit after that date automatically become members in the mutual holding company.

     Security Benefit offers life insurance policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2001,
Security Benefit had total assets of approximately  $7.9 billion.  Together with
its  subsidiaries,   Security  Benefit  has  total  funds  under  management  of approximately $9.8 billion.

     The Principal Underwriter for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales literature and reports to  Participants,  the ratings and other information assigned to it by one or more independent rating organizations such as A.M.  Best Company and Standard & Poor's.  The purpose of the ratings is to reflect  the  financial  strength  and/or  claims-paying  ability of Security
Benefit and should not be considered as bearing on the investment performance of assets held in the Separate  Account.  Each year A.M.  Best Company  reviews the financial  status of thousands of insurers,  culminating  in the  assignment  of
Best's  Ratings.  These ratings  reflect  their current  opinion of the relative financial  strength  and  operating  performance  of  an  insurance  company  in comparison to the norms of the life/health insurance industry. In addition,  the claims-paying  ability of  Security  Benefit as  measured  by  Standard & Poor's
Insurance  Ratings  Services  may be  referred  to in  advertisements  or  sales literature  or in reports to  Participants.  These  ratings  are  opinions of an operating  insurance company's financial capacity to meet the obligations of its insurance and annuity  policies in accordance with their terms.  Such ratings do not reflect the investment  performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on October 26, 1998. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under the contracts may not be charged with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent the  contracts  so provide.  The  Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contract.  Security  Benefit may  transfer to its  General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contract  are general  corporate  obligations  of  Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

     The  Separate  Account is  currently  divided  into five  Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests exclusively in shares of a specific Series of one of the Funds. Security
Benefit  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other Series of the Funds or in other  securities, mutual funds, or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

THE FUNDS -- Each Fund is a diversified,  open-end management investment company of the  series  type and is  registered  with the SEC under  the 1940 Act.  Such registration  does not  involve  supervision  by the SEC of the  investments  or investment  policies of the Funds.  Each  Subaccount  invests in a corresponding
Series of the Funds,  each of which has a  different  investment  objective  and policies. Each Series is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.
o        T. Rowe Price Mid-Cap Growth Portfolio

SBL FUND
o        T. Rowe Price Equity Income Series (Series O)
o        Deutsche Asset Management International Series (Series I)

GOLDMAN SACHS VARIABLE INSURANCE TRUST
o        Goldman Sachs CORE(SM) Small Cap Equity Fund
o        Goldman Sachs Capital Growth Fund

     A summary of the investment objective of each Series is set forth below. We cannot  assure  that any  Series  will  achieve  its  objective.  More  detailed information  is  contained  in  the  accompanying  prospectuses  of  the  Funds,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

     EACH  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND SHOULD BE READ
CAREFULLY BEFORE INVESTING.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO --The investment objective of this Series is to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average growth.

T. ROWE PRICE EQUITY INCOME SERIES (SERIES O) --The investment objective of this
Series  is to seek to  provide  substantial  dividend  income  and also  capital appreciation  by  investing  in dividend  paying  common  stocks of  established companies.

DEUTSCHE  ASSET  MANAGEMENT  INTERNATIONAL  SERIES  (SERIES I) --The  investment objective of this Series is to seek long-term capital  appreciation by investing primarily  in  non-U.S.  equity  securities  and other  securities  with  equity characteristics.

GOLDMAN SACHS CORE(SM) SMALL CAP EQUITY FUND --The  investment objective of this
Series is to seek long-term  growth of capital.  The Fund invests,  under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes  (measured at time of purchase) in a broadly  diversified  portfolio of equity  investments  in small-cap  U.S.  issuers  within the range of the market capitalization  of companies  constituting the Russell 2000 Index at the time of investment.

GOLDMAN SACHS CAPITAL GROWTH FUND --The  investment  objective of this Series is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets (not including  securities  lending collateral and any  investment  of that  collateral)  measured  at the  time of  purchase  in a
diversified   portfolio  of  equity  investments  that  are  considered  by  the investment adviser to have long-term capital appreciation potential.

THE INVESTMENT ADVISERS -- T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100
East Pratt Street, Baltimore, Maryland 21202 serves as investment adviser to the
T. Rowe Price Mid-Cap Growth  Portfolio,  and it serves as sub-adviser to the T.
Rowe Price Equity Income Series  (Series O) pursuant to an agreement with Series
O's investment adviser,  Security Management Company,  LLC, One Security Benefit
Place, Topeka, Kansas 66636-0001. T. Rowe Price is registered with the SEC as an investment adviser. T. Rowe Price is responsible for the day to day decisions to buy and sell  securities for the T. Rowe Price Mid-Cap Growth  Portfolio and the
T. Rowe Price Equity Income Series (Series O). Deutsche Asset Management,  Inc.,
280 Park Avenue,  New York, New York 10017 serves as sub-adviser to the Deutsche
Asset Management  International  Series (Series I) pursuant to an agreement with
Series I's investment adviser,  Security Management Company, LLC. Deutsche Asset
Management,  Inc. is  registered  with the SEC as an investment  adviser.  It is responsible  for the day to day  decisions  to buy and sell  securities  for the
Deutsche Asset Management  International  Series (Series I). Goldman Sachs Asset
Management ("GSAM"), located at 32 Old Slip, New York, New York 10005, serves as the  Investment  Adviser to the Goldman Sachs CORE(SM) Small Cap Equity Fund and
the Goldman Sachs  Capital  Growth Fund.  It is  responsible  for the day to day decisions to buy and sell securities for those Series.  As of September 1, 1999, the Investment  Management  Division was established as a new operating division of  Goldman,  Sachs  &  Co. and this newly  created  entity  includes  GSAM.
Goldman, Sachs & Co. registered as an investment adviser in 1981.

     The  investment  objectives  and  policies of the Series are similar to the investment  objectives  and policies of other  mutual funds that the  Investment
Advisers  manage.  Although the  objectives  and  policies  may be similar,  the investment results of the Series may be higher or lower than the results of such other mutual  funds.  The  Investment  Advisers  cannot  guarantee,  and make no representation,  that the investment results of similar funds will be comparable even though the funds have the same Investment Adviser.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a group flexible purchase payment deferred  variable  annuity.  To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the  Participant  who assumes the risk of investment gain or loss rather than
Security Benefit.  When you are ready to begin receiving  annuity payments,  the
Contract  provides several Annuity Options under which Security Benefit will pay periodic annuity payments on a fixed basis, beginning on the Annuity Start Date.
The amount  that will be  available  for  annuity  payments  will  depend on the investment  performance of the Subaccounts to which you have allocated  Contract
Value and the  amount of  interest  credited  on  Contract  Value  that you have allocated to the Fixed Account.

     You may purchase the Contract under the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

APPLICATION  TO INVEST IN THE CONTRACT -- If you wish to invest in the Contract, you may submit a participation  enrollment form and an initial  purchase payment to Security  Benefit,  as well as any other form or  information  that  Security
Benefit  may  require.   Security   Benefit  reserves  the  right  to  reject  a
participation  enrollment  form or purchase  payment for any reason,  subject to
Security  Benefit's  underwriting  standards and  guidelines  and any applicable state or federal law relating to nondiscrimination.

     The maximum age for which a participation  enrollment form will be accepted is age 90.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $2,000. Thereafter, you may choose the amount and  frequency of purchase  payments,  except that the minimum subsequent  purchase payment is $100. There is no minimum for subsequent purchase payments made pursuant to an Automatic  Investment  Program. A purchase payment  exceeding $1 million  will not be accepted  without  prior  approval of
Security Benefit.

     Security Benefit will apply the initial purchase payment not later than the end of the  Valuation  Period  during which it is received by Security  Benefit;
provided that the purchase payment is preceded or accompanied by a participation enrollment form that contains sufficient information to establish an account and properly credit such purchase  payment.  If Security  Benefit does not receive a complete participation enrollment form, Security Benefit will notify you that it does not have the  necessary  information  to  establish an account and properly credit your purchase payment. If you do not provide the necessary information to
Security  Benefit within five Valuation  Dates after the Valuation Date on which
Security  Benefit  first  receives the initial  purchase  payment or if Security
Benefit cannot  otherwise  establish your account,  Security Benefit will return your initial purchase payment. Security Benefit may retain your purchase payment pending  receipt  of  necessary  information;  provided  that you  consent to us retaining the purchase payment until your participation  enrollment form is made complete.

     Security Benefit will credit subsequent  purchase payments as of the end of the Valuation  Period in which they are received at the  Administrative  Office.
Purchase  payments  after the initial  purchase  payment may be made at any time prior  to the  Annuity  Start  Date,  so  long  as the  Participant  is  living.
Subsequent purchase payments may be paid under an Automatic Investment Program.

ALLOCATION  OF PURCHASE  PAYMENTS -- In a  participation  enrollment  form,  you select the Subaccounts  and/or the Fixed Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the enrollment form or more recent instructions  received,  if any.
The  allocations  must be whole  percentages  and  must  total  100%.  Available allocation alternatives include the five Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper  written  request  to the  Administrative  Office.  A  proper  change  in allocation  instructions  will be effective upon receipt by Security  Benefit at the Administrative  Office and will continue in effect until you submit a change in  instructions  to Security  Benefit.  You may make  changes in your  purchase payment  allocation  and changes to an existing  Dollar Cost  Averaging or Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section  of the  participation  enrollment  form or the  proper  form  has  been properly completed,  signed, and filed at the Administrative  Office. Changes in the allocation of future purchase  payments have no effect on existing  Contract
Value. You may,  however,  transfer Contract Value among the Subaccounts and the
Fixed Account in the manner described in "Transfers of Contract Value," page 11.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost  average  your  Contract  Value by  authorizing  Security  Benefit  to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After  Security  Benefit  has  received an Asset  Reallocation/Dollar  Cost
Averaging request in proper form at the Administrative Office,  Security Benefit will transfer  Contract  Value in the amounts you designate  from the Subaccount from which  transfers are to be made to the Subaccount or  Subaccounts  you have chosen. Security Benefit will effect each transfer on the date you specify or if no date  is  specified,  on the  monthly  or  quarterly  anniversary,  whichever corresponds to the period selected, of the date of receipt at the Administrative
Office of an Asset  Reallocation/Dollar  Cost Averaging  request in proper form.
Transfers will be made until the total amount elected has been  transferred,  or until Contract Value in the  Subaccount  from which  transfers are made has been depleted.

     You may instruct  Security  Benefit at any time to terminate  the option by written request to the Administrative  Office. In that event, the Contract Value in the  Subaccount  from  which  transfers  were  being  made  that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has been  canceled,  a new Asset  Reallocation/  Dollar  Cost
Averaging form must be completed and sent to the Administrative Office. Security
Benefit  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason.  Security  Benefit may discontinue,  modify,  or suspend the Dollar Cost Averaging Option at any time.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account.  You may not have in effect at the same time Dollar Cost  Averaging and
Asset Reallocation Options.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize
Security  Benefit  to  automatically  transfer  Contract  Value on a  quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option, an Asset  Reallocation/Dollar  Cost Averaging request in proper  form must be  received  by  Security  Benefit  at the  Administrative
Office.  An Asset  Reallocation/Dollar  Cost  Averaging  form is available  upon request.  On the  form,  you  must  indicate  the  applicable  Subaccounts,  the applicable  time period and the  percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, Security
Benefit  will  effect a transfer  or, in the case of a new  participation,  will allocate the initial  purchase  payment,  among the  Subaccounts  based upon the percentages  that you  selected.  Thereafter,  Security  Benefit  will  transfer
Contract  Value to maintain  that  allocation on each  quarterly,  semiannual or annual anniversary,  as applicable, of the date of Security Benefit's receipt of the Asset  Reallocation/  Dollar  Cost  Averaging  request in proper  form.  The amounts  transferred  will be credited at the price of the  Subaccount as of the end of the Valuation Date on which the transfer is effected.

     You may instruct  Security  Benefit at any time to terminate this option by written request to the Administrative  Office. In that event, the Contract Value in  the  Subaccounts  that  has  not  been  transferred  will  remain  in  those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Administrative Office. Security Benefit may discontinue, modify, or suspend,  and reserves  the right to charge a fee for the Asset  Reallocation
Option at any time.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation  Option.  You may not have in effect at the same time  Dollar  Cost
Averaging and Asset Reallocation Options.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity Start Date, you may transfer
Contract  Value  among  the  Subaccounts  upon  proper  written  request  to the
Administrative Office. Security Benefit will effect a transfer of Contract Value at the price next  determined  after receipt of your transfer  request.  You may make transfers  (other than transfers  pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options) by telephone if the Electronic  Transfer Privilege section  of the  participation  enrollment  form or the  proper  form  has  been properly completed,  signed and filed at the Administrative  Office. The minimum transfer  amount is $100,  or the amount  remaining in a given  Subaccount.  The minimum  transfer  amount  does not apply to  transfers  under the  Dollar  Cost
Averaging or Asset Reallocation Options.

     You may also  transfer  Contract  Value from the  Subaccounts  to the Fixed
Account and from the Fixed Account to the Subaccounts.

     Security  Benefit  generally  does not limit the  frequency  of  transfers, although Security Benefit reserves the right to limit the number of transfers to
14 in a Contract  Year.  Also,  the Contract is not  designed  for  professional
"market timing" organizations, or other organizations or individuals engaging in market timing strategy, or making programmed transfers,  frequent transfers,  or transfers  that are large in relation to the total  assets of the Series.  These kinds of  strategies  and transfer  activities  are  disruptive to the Series in which the Subaccounts  invest. If Security Benefit determines that your transfer patterns among the  Subaccounts are disruptive to the Series,  Security  Benefit may among other  things,  restrict the  availability  of telephone  transfers or other electronic  transfers.  We may also refuse to act on transfer instructions of an agent  acting  under a power of attorney who is acting on behalf of one or more  participants.  Also,  certain  of the Series  have in place  limits on the number  of  transfers  permitted  in a  Contract  Year,  which  limits  are more restrictive  than 14 per Contract Year.  Security  Benefit reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT VALUE -- Your Contract Value is the total value of your account,  which includes  amounts  under  the  Contract  held in each  Subaccount  and the Fixed
Account as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon  several  factors,  including  investment  performance  of the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments,  partial withdrawals,  and the charges assessed in connection with the
Contract. The amounts allocated to the Subaccounts will be invested in shares of the  corresponding  Series  of the  Funds.  The  investment  performance  of the
Subaccounts will reflect increases or decreases in the net asset value per share of the  corresponding  Series and any dividends or  distributions  declared by a
Series.  Any  dividends  or  distributions  from any  Series of the Fund will be automatically  reinvested in shares of the same Series, unless Security Benefit, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate  the value of your  interest in a
Subaccount.  When you allocate purchase payments to a Subaccount,  your Contract is credited with  Accumulation  Units.  The number of  Accumulation  Units to be credited is determined by dividing the dollar amount allocated to the particular
Subaccount by the price for the Subaccount as of the end of the Valuation Period
in which the purchase  payment is  credited.  In  addition,  other  transactions including  full or partial  withdrawals,  transfers,  and  assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract.  The number of units credited or debited in connection with any such transaction  is determined by dividing the dollar amount of such  transaction by the price of the affected Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange,  normally
3:00 p.m. Central time.  Transactions  received after that time on any Valuation
Date will be effected at the Accumulation Unit value determined on the following
Valuation  Date.  The price of each  Subaccount  may be  determined  earlier  if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of the Funds,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  (4) the  mortality and expense risk charge under the Contract, and (5) the administration and distribution charge under the Contract.

FULL AND PARTIAL  WITHDRAWALS  -- You may make a partial  withdrawal of Contract
Value,  or surrender the Contract for its  Withdrawal  Value.  A full or partial withdrawal,  including a systematic withdrawal,  may be made from Contract Value at any time while the  Participant  is living and before the Annuity Start Date, subject to any limitations  under  applicable law. A full or partial  withdrawal request will be effective  as of the end of the  Valuation  Period that a proper
Withdrawal  Request form is received by Security  Benefit at the  Administrative
Office.  A proper  Withdrawal  Request form shall include the written consent of any effective assignee, if applicable.

     The proceeds  received upon a full withdrawal will be the Withdrawal Value.
The  Withdrawal  Value  is  equal  to your  Contract  Value as of the end of the
Valuation  Period during which a proper  Withdrawal  Request form is received by
Security  Benefit at the  Administrative  Office,  less any uncollected  premium taxes. Security Benefit requires the signature of the Participant on any request to withdraw Contract Value.

     A partial withdrawal may be requested for a specified  percentage or dollar amount  of  Contract  Value.  Each  partial  withdrawal  must be at  least  $100 including  systematic  withdrawals as discussed  below.  Receipt of a Withdrawal
Request  form for a partial  withdrawal  will  result in a payment  by  Security
Benefit of the amount specified in the partial withdrawal request provided there is sufficient  Contract  Value to meet the request.  Upon payment,  the Contract
Value will be  reduced  by an amount  equal to the  payment  and any  applicable premium tax. If a partial  withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $5,000, Security
Benefit  reserves the right to treat the partial  withdrawal  as a request for a full withdrawal.

     Security  Benefit will deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the Fixed  Account,  according  to your instructions to Security  Benefit on the Withdrawal  Request form. If you do not specify the  allocation,  Security  Benefit  will deduct the amount of a partial withdrawal in the same proportion as the contract value is currently allocated.

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the  Participant  and,  if made prior to the
Participant  attaining  age 59 1/2,  may be subject to a 10%  penalty  tax.  You should carefully consider the tax consequences of a withdrawal. See "Federal Tax
Matters," page 18.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic  withdrawals.  Under this feature, you may elect to receive  systematic  withdrawals  during your lifetime and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to Security Benefit at the Administrative  Office. This option may be elected at any time. You may designate the systematic  withdrawal amount as a percentage of Contract Value allocated to the Subaccounts  and/or Fixed Account, as a  fixed  period,  as a  specified  dollar  amount,  as all  earnings  in the
Contract, or based upon your life expectancy. You also may designate the desired frequency  of the  systematic  withdrawals,  which  may be  monthly,  quarterly, semiannual or annual. You may stop or modify systematic  withdrawals upon proper written request  received by Security  Benefit at the  Administrative  Office at
least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable premium tax. Any systematic withdrawal that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a  systematic  withdrawal  exceed the  Withdrawal  Value.  Your  account will automatically  terminate if a systematic withdrawal causes your Withdrawal Value to equal zero.

     Security  Benefit will effect each  systematic  withdrawal as of the end of the  Valuation  Period during which the  withdrawal is scheduled.  The deduction caused by the systematic  withdrawal will be allocated to your Contract Value in the Subaccounts and the Fixed Account,  as you direct. If you do not specify the allocation,  the  systematic  withdrawal  will be deducted in proportion to each
Subaccount's and Fixed Account's percentage of Contract Value.

     Security Benefit may, at any time, discontinue, modify, suspend or charge a
fee  for  systematic   withdrawals.   You  should  consider  carefully  the  tax
consequences of a systematic withdrawal,  including the 10% penalty tax that may be imposed on  withdrawals  made prior to attaining age 59 1/2. See "Federal Tax
Matters," page 18.

DEATH  BENEFIT -- If you die prior to the Annuity Start Date,  Security  Benefit will pay the death benefit proceeds to your Designated  Beneficiary upon receipt of due proof of your death and instructions  regarding payment to the Designated
Beneficiary.

     If your surviving spouse is your sole Designated  Beneficiary,  your spouse may elect to continue your account in force, subject to certain limitations.  If your spouse so elects,  the Contract  Date of your account will not change,  and any death benefit payable after this election will be calculated  using the same
Contract Date. See "Distribution Requirements" below. If your death occurs on or after the Annuity Start Date, any death benefit will be determined  according to the terms of the Annuity Option. See "Annuity Options," page 16.

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any uncollected premium tax. If you die prior to the Annuity Start Date and you were
75 or younger on the Contract  Date, the amount of the death benefit will be the greatest of:

o     The sum of all Purchase  Payments  allocated to your Contract Value,  less any reductions caused by previous withdrawals,

o     Your  Contract  Value  on the date due  proof  of death  and  instructions regarding payment are received by Security Benefit, or

o     The stepped-up death benefit.

The stepped-up death benefit is:

o     The largest  death  benefit on any  Contract  anniversary  that is both an exact multiple of five and occurs prior to your attaining age 76, plus

o     Any  Purchase  Payments   allocated  to  your  Contract  Value  since  the
      applicable Contract anniversary, less

o     Any withdrawals since the applicable anniversary.

     The stepped-up  death benefit does not come into effect if you die prior to the end of the fifth Contract Year.

     If you die prior to the  Annuity  Start Date and your age was 76 or greater on the Contract  Date, or if due proof of death  (regardless  of your age on the
Contract Date) and instructions  regarding  payment are not received by Security
Benefit  at the  Administrative  Office  within  six  months of the date of your death,  the death  benefit will be the  Contract  Value on the date due proof of death and instructions regarding payment are received by Security Benefit at the
Administrative Office.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there are  limits  under  applicable  law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  18  and   "Distribution
Requirements,"  below for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION  REQUIREMENTS  -- If your surviving  spouse is the sole  Designated
Beneficiary,  your spouse may elect to continue  your account in force until the earliest of the spouse's  death or the Annuity  Start Date, or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that provide for complete distribution of your interest in the Contract within five years of your death. If the Designated Beneficiary is a natural person,  that person  alternatively can elect to begin receiving annuity payments within one year of your death over a period not extending beyond his or her life or life expectancy.

CHARGES AND DEDUCTIONS

MORTALITY  AND EXPENSE  RISK CHARGE -- Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for  mortality and expense risks assumed by
Security  Benefit under the Contracts.  The charge is equal to an annual rate as set forth below.

-----------------------------------------------------------
               SUBACCOUNT                   MORTALITY AND
                                          EXPENSE RISK FEE
-----------------------------------------------------------
T. Rowe Price Mid-Cap Growth............       0.45%
T. Rowe Price Equity Income.............       0.45%
Deutsche Asset Management International.       0.45%
Goldman Sachs CORE(SM) Small Cap Equity.       0.45%
Goldman Sachs Capital Growth............       0.45%
-----------------------------------------------------------

This amount is intended to compensate Security Benefit for certain mortality and expense  risks  Security  Benefit  assumes in  offering  and  administering  the
Contract and in operating the Subaccounts.

     The expense risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contract and operating the  Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

     Security  Benefit may  ultimately  realize a profit from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses.

ADMINISTRATION AND DISTRIBUTION  CHARGE -- Security Benefit may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each  Subaccount's  average  daily net assets,  except the T. Rowe Price  Equity
Income and Deutsche Asset  Management  International  Subaccounts  for which the maximum annual rate is 0.59%.  Security Benefit is currently  charging an annual rate of 0.91% of each  Subaccount's  average  daily  net  assets  (0.56%  of the average daily net assets of the T. Rowe Price Equity  Income and Deutsche  Asset
Management  International  Subaccounts).  The  purpose  of  this  charge  is  to reimburse Security Benefit for the expenses  associated with  administration and distribution of the Contract and operation of the Subaccounts.

PREMIUM TAX CHARGE -- Whether or not a premium tax is imposed  will depend upon, among other things,  the Holder's state of domicile,  the  Annuitant's  state of residence,  and the  insurance  tax  laws and  Security  Benefit's  status  in a particular state. Various states and municipalities  impose a tax on premiums on annuity  contracts  received by  insurance  companies.  Such a tax is  typically assessed when annuity payments are to begin, and, accordingly,  Security Benefit currently  deducts  this charge upon the Annuity  Start Date.  Security  Benefit assesses a premium  tax charge to  reimburse  itself for any premium tax that it incurs in connection with the Contract.  Security  Benefit reserves the right to deduct  premium  taxes  when  due or any  time  thereafter.  Premium  tax  rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the administration  and  distribution  charge for the  Contract  where the  expenses associated with the administration of the Contract are reduced.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit  guarantees that the charge for mortality  and  expense  risks will not  exceed an annual  rate of 0.45% of each
Subaccount's  average  daily net assets and the  charge for  administration  and distribution  will not  exceed  an  annual  rate of  0.94% of each  Subaccount's average daily net assets (0.59% for the T. Rowe Price Equity Income and Deutsche
Asset Management International Subaccounts).

FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Series of the Funds. Each Series' net asset value reflects the investment  advisory fee and other expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the
Subaccounts,  but are paid from the  assets of the  corresponding  Series.  As a result,  you indirectly  bear a pro rata portion of such fees and expenses.  The advisory fees and other expenses, if any, which are more fully described in each
Fund's  prospectus,  are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date when you complete the participation enrollment  form.  The  Annuity  Start  Date  may not be  within  30 days of the
Contract Date and may not be deferred  beyond your 90th birthday.  If you do not select an Annuity  Start Date,  the Company  will use your 90th  birthday as the
Annuity Start Date.

     On the Annuity Start Date,  your Contract  Value as of that date,  less any applicable premium taxes, will be applied to provide an annuity under one of the options  described  below.  Each  option is a fixed  annuity  for which  annuity payments will not fluctuate.

     The Contract  provides for five Annuity Options.  Security Benefit may make other Annuity Options  available upon request.  Annuity  payments are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based on the age and sex of the  Annuitant,  except that  unisex  rates are available  where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Start Date and your gender,  unless unisex rates apply.  The annuity rates are based upon the 1983(a)  mortality table with mortality  improvement  using  projection scale G and are adjusted to reflect an interest  rate of 3%,  compounded  annually.  If no Annuity  Option is selected,
Security  Benefit  will make  payments  under  Option 2, a life  income,  with a
10-year period certain.

     Annuity  Options 1 through 5 provide  for  payments  to be made  during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at the
Administrative Office at least 30 days prior to the Annuity Start Date. The date selected as the new  Annuity  Start Date must be at least 30 days after the date written  notice  requesting  a change of Annuity  Start Date is  received at the
Administrative Office.

     Once annuity payments have commenced under one of the Annuity Options,  the
Participant  cannot  change the Annuity  Option and cannot  surrender his or her annuity  and  receive  a  lump-sum  settlement  in lieu  thereof.  The  Contract specifies  annuity tables for Annuity Options 1 through 5, described  below. The tables contain the guaranteed minimum dollar amount of each annuity payment (per
$1,000 of Contract Value, less any premium taxes applied).

ANNUITY OPTIONS--

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected  by the  Participant,  annuity  payments  will be  continued  during the remainder of such period to the Designated Beneficiary.

     OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first  payment,  annuity  payments  will be  continued  to the
Designated Beneficiary until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the
Primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract Value to the Fixed Account.  The Fixed Account is a separate account of
Security  Benefit  established  under Kansas law on October 26,  1998.  Security
Benefit owns the assets of the Fixed Account and  maintains  them apart from the assets of its General Account and its other separate  accounts.  The assets held in the Fixed Account equal to the reserves and other Contract  liabilities  with respect to the Fixed  Account may not be charged with  liabilities  arising from any other  business  Security  Benefit  may  conduct.  Income and  realized  and unrealized gains and losses from assets in the Fixed Account are credited to, or charged against, the Fixed Account without regard to the income, gains or losses from Security Benefit's General Account or its other separate accounts.

     The Fixed Account is subject to regulation  and  supervision  by the Kansas
Department  of  Insurance.  In reliance on certain  exemptive  and  exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  This  disclosure,  however,  may be subject to certain  generally applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract," page 9.

     Subject to  applicable  law,  Security  Benefit  has sole  discretion  over investment of the assets of its Fixed Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates (the "Current Rate") that are paid by Security Benefit. Such interest  will be paid  regardless  of the actual  investment  experience of the
Fixed  Account.  Security  Benefit will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract  Value is  allocated  or  transferred  to the Fixed  Account.  Security
Benefit  bears the  investment  risk for Contract  Value  allocated to the Fixed
Account and for paying interest at the Current Rate on amounts  allocated to the
Fixed Account.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit," page 13.

CONTRACT CHARGES -- Premium taxes will be the same for Participants who allocate purchase  payments or transfer  Contract Value to the Fixed Account as for those who allocate  purchase  payments or transfer  Contract Value to the Subaccounts.
The  charges  for  mortality  and  expense  risks  and  the  administration  and distribution  charge will not be assessed  against  the Fixed  Account,  and any amounts that Security Benefit pays for income taxes allocable to the Subaccounts will not be charged  against the Fixed  Account.  In addition,  you will not pay directly or indirectly  the investment  advisory fees and operating  expenses of the Funds to the  extent  Contract  Value is  allocated  to the  Fixed  Account;
however,  you also will not  participate  in the  investment  experience  of the
Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account  are also  allowed  pursuant  to the  Dollar  Cost  Averaging  and Asset
Reallocation Options.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is $100.  Transfers of Contract  Value  pursuant to the Dollar Cost
Averaging  and Asset  Reallocation  Options  are not  currently  subject  to any minimums. The Company reserves the right at a future date to limit the number of transfers  permitted  each  Contract  Year,  to limit the size and  frequency of transfer and to discontinue transfers.

     You may also make full or partial  withdrawals to the same extent as if you had  allocated  Contract  Value  to  the  Subaccounts.  See  "Full  and  Partial
Withdrawals," page 13 and "Systematic Withdrawals," page 13.

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial  withdrawals,  and transfers from the Fixed  Account  may be  delayed  for up to six  months  after a written request on the  Withdrawal  Request  form,  or other  designated  proper form is received by Security Benefit at the Administrative  Office. During the period of deferral,  interest  at the  Current  Rate will  continue  to be credited to the amounts allocated to the Fixed Account. However, payment of any amounts will not be deferred if they are to be used to pay  premiums on any policies or contracts issued by Security Benefit.

MORE ABOUT THE CONTRACT

HOLDER -- The  Contractholder  is the IBEW Local Unions  Savings and  Retirement
Plan and Trust (the  "Trust").  The Trust holds the  Contract for the benefit of
Participants.  While living,  the Participant alone has the right to receive all benefits and exercise  all rights that the Contract  grants or Security  Benefit allows.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Participant  prior to the Annuity Start Date. The Designated  Beneficiary is
the first person on the following  list who is alive on the date of death of the
Participant:  the Primary Beneficiary;  the Secondary Beneficiary; or if none of the above are alive, the Participant's  estate.  The Primary  Beneficiary is the individual  named  as such in the  participation  enrollment  form or any  later change shown in Security Benefit's records. The Primary Beneficiary will receive the  death  benefit  of the  Contract  only if he or she is alive on the date of death of the  Participant  prior to the Annuity Start Date. The  Participant may change the Primary  Beneficiary at any time by written request on forms provided by Security  Benefit and  received  by  Security  Benefit at the  Administrative
Office.  The change will not be binding on Security Benefit until it is received and recorded at the  Administrative  Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by Security  Benefit  before the change is received  and  recorded.  A Secondary
Beneficiary may be designated.

     Reference  should  be made to the  terms  of the  Trust  Agreement  and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.

DIVIDENDS -- The Contract may share in the surplus earnings of Security Benefit.
However,  the  current  dividend  scale is zero and  Security  Benefit  does not anticipate that dividends will be paid.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper Withdrawal
Request form is received at the Administrative Office. However, Security Benefit
can postpone the calculation or payment of such a payment or transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o     During which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o     During  which  trading on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o     During which an emergency, as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account is not reasonably  practicable,  or  (ii)  it is not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o     For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you misstate your age or sex or that of an  Annuitant,  the correct  amount paid or payable by Security  Benefit under the Contract shall be such as the  Contract  Value  would have  provided  for the  correct  age or sex
(unless unisex rates apply).

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use in connection with a retirement plan that is not a "qualified" plan for federal tax purposes.  The ultimate effect of federal income taxes on the amounts held under the  Contract,  on  annuity  payments,  and  on  the  economic  benefits  to the
Participants  will  depend  upon the type of  retirement  plan,  for  which  the
Contract is purchased, the tax and employment status of the individuals involved and a number of other  factors.  The discussion  contained  herein is general in nature and is not intended to be an exhaustive  discussion of all questions that might arise in connection with a Contract.  It is based upon Security  Benefit's understanding of the present federal income tax laws as currently interpreted by the Internal  Revenue  Service  ("IRS"),  and is not intended as tax advice.  No representation  is made regarding the likelihood of  continuation of the present federal  income  tax laws or of the  current  interpretations  by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent  complexity of the tax laws and the fact that tax results will vary according to the particular  circumstances of the individual  involved, a person should  consult  with  a  qualified  tax  adviser  regarding  investment  in the
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT--

     GENERAL.  Security Benefit intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes  incurred  by  Security  Benefit  that are  attributable  to the  Separate
Account,  the Subaccounts or to the operations of Security  Benefit with respect to the Contracts or attributable  to payments,  premiums,  or acquisition  costs under the  Contracts.  Security  Benefit will review the question of a charge to the Separate  Account,  the Subaccounts or the Contracts for Security  Benefit's
federal  taxes  periodically.  Charges  may become  necessary  if,  among  other reasons,  the tax treatment of Security  Benefit or of income and expenses under the  Contracts is ultimately  determined to be other than what Security  Benefit currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in Security Benefit's tax status.

     Under  current laws,  Security  Benefit may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS.  Each  Series of the Funds will be  required to adhere to  regulations  adopted by the Treasury  Department  pursuant to Section
817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts funding variable  contracts.  Pursuant  to  these  regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Series may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Series,  intends  to comply  with the  diversification  requirements  of Section
817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contract  owner's gross income.  The IRS has stated in published  rulings that a variable  contract owner will be considered the owner of separate account assets if the contract owner possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the  investor,  rather  than the  insurance company,  to be  treated  as the  owner  of the  assets  in the  account."  This announcement  also stated that guidance would be issued by way of regulations or rulings on the "extent to which  policyholders  may direct their  investments to particular  subaccounts  without  being  treated  as  owners  of the  underlying assets." Guidance issued to date has no application to the Contract.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets.  For example,  the  Participant  has additional  flexibility  in allocating  purchase payments and Contract Values.  These  differences  could result in a Participant being  treated as the owner of a pro rata  portion of the assets of the Separate
Account. In addition,  Security Benefit does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security  Benefit  therefore  reserves the right to modify  the  Contract,  as  it  deems  appropriate,  to  attempt  to  prevent  a
Participant from being considered the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations or rulings are adopted,  there can be no  assurance  that the Series will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons"  on  page  20  and   "Diversification   Standards"  above.
Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

     SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY START DATE. Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  contract  prior  to  the  annuity  start  date generally  will be treated as gross  income to the extent that the cash value of the contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  contract  less  any  distributions  received previously  under the contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     DISTRIBUTIONS  ON OR AFTER  THE  ANNUITY  START  DATE.  For  fixed  annuity payments, the taxable portion of each payment generally is determined by using a formula known as the  "exclusion  ratio," which  establishes  the ratio that the investment  in the  contract  bears to the  total  expected  amount  of  annuity payments  for the  term of the  contract.  That  ratio is then  applied  to each payment to  determine  the  non-taxable  portion of the payment.  The  remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the contract, the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the contract is acquired by the estate of a decedent,  where the contract is held by certain types of  retirement  plans,  where the contract is a qualified  funding asset for structured  settlements,  where the contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural  person (such as the  Contract  held by the Trust on behalf of the
Participants) is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of your Contract Value,  the designation of an Annuitant,  payee or beneficiary, the  selection of certain  Annuity  Start Dates or the exchange of your Contract
Value may result in certain tax  consequences  that are not discussed  herein. A
Participant contemplating any such transfer,  assignment,  selection or exchange should contact a competent tax adviser with respect to the potential  effects of such a transaction.

OTHER INFORMATION

VOTING OF FUND  SHARES --  Security  Benefit is the legal owner of the shares of the Funds held by the Subaccounts.  Security Benefit will exercise voting rights attributable  to the shares of each Series of the Funds held in the  Subaccounts at any  regular and special  meetings of the  shareholders  of a Fund on matters requiring  shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, Security Benefit will exercise its voting rights based
on   instructions   received  from  persons   having  the  voting   interest  in
corresponding  Subaccounts.   However,  if  the  1940  Act  or  any  regulations
thereunder should be amended,  or if the present  interpretation  thereof should change, and as a result Security Benefit determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the  Participant.
Unless  otherwise  required  by  applicable  law,  the  number  of  shares  of a particular  Series  as to which  voting  instructions  may be given to  Security
Benefit is  determined  by dividing  your  Contract  Value in the  corresponding
Subaccount  on a particular  date by the net asset value per share of the Series as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be given will be  determined as of the same date established  by the Fund for  determining  shareholders  eligible to vote at the meeting of the Fund. If required by the SEC, Security Benefit reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit will also  exercise  the voting  rights from assets in each  Subaccount  that are not otherwise  attributable to  Participants,  if any, in the same proportion as the voting  instructions  that are  received  in a timely  manner for all  Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If shares  of any or all of the  Series of the Funds should no longer be available for investment,  or if Security Benefit management believes  further  investment in shares of any or all of the Series of the Funds should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit  may  substitute  shares of  another  Series of one of the Funds or of a different  fund for shares already  purchased,  or to be purchased in the future under the Contract.  Security Benefit may also purchase, through the Subaccount, other securities for other classes or contracts,  or permit a conversion between classes of contracts on the basis of requests made by Participants.

     In  connection  with  a  substitution  of  any  shares  attributable  to  a
Participant's interest in a Subaccount or the Separate Account, Security Benefit
will,  to the  extent  required  under  applicable  law,  provide  notice,  seek
Participant approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     Security   Benefit  also   reserves  the  right  to  establish   additional
Subaccounts of the Separate  Account that would invest in a new Series of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole  discretion,  and will  determine  whether  to make any new  Subaccount available  to existing  Participants.  Security  Benefit may also  eliminate  or combine one or more Subaccounts if, in its sole discretion,  marketing,  tax, or investment conditions so warrant.

     Subject to compliance with applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution or change,  Security Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right, without the consent of the Holder or Participants,  to make any change to the provisions of the Contract to comply with, or give  Participants the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements  for annuity  contracts and retirement  plans under the Internal
Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO PARTICIPANTS -- Security  Benefit will send you quarterly a statement setting forth a summary of the  transactions  that occurred  during the quarter, and indicating the Contract Value as of the end of the quarter. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations upon purchase  payments,  transfers,  and full and partial  withdrawals.  Security  Benefit may confirm  certain  transactions on a quarterly  basis.  These  transactions  include  purchases  under  an  Automatic
Investment  Program,  transfers  under  the  Dollar  Cost  Averaging  and  Asset
Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive annual and semiannual  reports  containing  financial statements for the Funds, which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation
Option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the participation  enrollment  form or the proper form has been properly  completed, signed, and filed at the Administrative Office. Security Benefit has established procedures to confirm that  instructions  communicated  by telephone are genuine and  will  not be  liable  for any  losses  due to  fraudulent  or  unauthorized instructions  provided  it  complies  with its  procedures.  Security  Benefit's procedures  require that any person  requesting a transfer by telephone  provide the account  number and the  Participant's  tax  identification  number and such instructions must be received on a recorded line.  Security Benefit reserves the right to deny any telephone  transfer  request.  If all telephone lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  you may not be able to request  transfers by telephone and would have to submit written requests.

     By  authorizing  telephone  transfers,  you authorize  Security  Benefit to accept  and act  upon  telephonic  instructions  for  transfers  involving  your
Contract Value. You agree that neither Security Benefit,  any of its affiliates, nor the Funds, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone  requests;  provided that Security
Benefit effects such request in accordance  with its procedures.  As a result of this policy on  telephone  requests,  you bear the risk of loss arising from the telephone  transfer  privilege.  Security  Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contract described in this Prospectus, Security Benefit's authority to issue the
Contract  under Kansas law,  and the validity of the form of the Contract  under
Kansas law.

DISTRIBUTION OF THE CONTRACT

     Security  Distributors,  Inc.  ("SDI")  is  Principal  Underwriter  of  the
Contract.  SDI is registered as a broker/dealer with the Securities and Exchange
Commission ("SEC") under the Securities  Exchange Act of 1934 and is a member of the National Association of Securities Dealers,  Inc. ("NASD").  The offering of the Contract is continuous.

     Subject to  arrangements  with  Security  Benefit,  the Contract is sold by
Scarborough  Securities  Corporation,   a  member  of  the  NASD.  Scarborough's
representatives  are licensed to sell variable  annuities for Security  Benefit.
SDI  acts as  principal  underwriter  on  behalf  of  Security  Benefit  for the distribution  of the Contract.  SDI is not  compensated  under its  Distribution
Agreement with Security Benefit.

     The compensation  payable by SDI to Scarborough under these arrangements is equal to 0.75% of Contract Value on an annualized basis.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  yield and total return of the Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Participants.

     Quotations of yield will be based on all investment income per Accumulation
Unit earned  during a given 30-day  period,  less  expenses  accrued  during the period  ("net  investment  income"),  and  will  be  computed  by  dividing  net investment  income by the value of an  Accumulation  Unit on the last day of the period.  Quotations of average  annual total return for any  Subaccount  will be expressed  in  terms  of the  average  annual  compounded  rate of  return  on a hypothetical  investment  in the Contract  over a period of one,  five,  and ten years (or,  if less,  up to the life of the  Subaccount),  and will  reflect the deduction of the  mortality and expense risk charge and the  administration  and distribution charge, and may simultaneously be shown for other periods.

     Although the Contracts  were not available for purchase until October 1999, the underlying  investment vehicles of the Separate Account,  the Funds, were in existence  prior to that date.  Performance  information for the Subaccounts may also  include  quotations  of total  return for periods  beginning  prior to the availability of the Contracts that incorporate the performance of the Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's claims-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries  at December 31, 2001 and 2000
and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of the Separate  Account at December 31, 2001 and for each of the two years in the period  ended  December  31,  2001,  are included in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries and the Separate Account. The Table of Contents of the Statement of
Additional Information is set forth below:

TABLE OF CONTENTS--

                                                     Page

GENERAL INFORMATION AND HISTORY.....................   3
   Safekeeping of Assets............................   3

EXPERTS.............................................   3
PERFORMANCE INFORMATION.............................   3
PERMISSIBLE ADVERTISING INFORMATION                    4
FINANCIAL STATEMENTS................................   4

--------------------------------------------------------------------------------
                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2002

                GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY

                           ONE SECURITY BENEFIT PLACE

                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with  the  current  Prospectus  for the  Scarborough  Advantage
Variable Annuity dated May 1, 2002, as it may be supplemented from time to time.
A copy of the  Prospectus  may be  obtained  from  Security  Benefit  by calling
1-800-888-2461 or by writing P.O. Box 750497,  Topeka,  Kansas  66675-0497.  The
Scarborough  Advantage  Variable  Annuity  is funded by a  separate  account  of
Security Benefit called the Variable Annuity Account XI.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

For a description  of the Group  Flexible  Purchase  Payment  Deferred  Variable
Annuity  Contract (the  "Contract"),  Security  Benefit Life  Insurance  Company
("Security  Benefit"),  and the  Variable  Annuity  Account  XI  (the  "Separate
Account"), see the Prospectus. This Statement of Additional Information contains information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- Security  Benefit is responsible for the safekeeping of the assets of the  Subaccounts.  These  assets,  which  consist of shares of the
Series of the Funds in  non-certificated  form, are held separate and apart from the  assets  of  Security  Benefit's  General  Account  and its  other  separate accounts.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2001 and 2000, and for each of the three years in the period ended  December  31, 2001,  and the  financial  statements  of the
Separate  Account at December  31, 2001 and for the each of the two years in the period  ended  December  31,  2001,  included in this  Statement  of  Additional
Information have been audited by Ernst & Young LLP,  independent  auditors,  for the periods indicated in their reports thereon appearing  elsewhere herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

PERFORMANCE INFORMATION

Performance  information  for the  Subaccounts,  including  the  yield and total return,  may  appear in  advertisements,  reports,  and  promotional  literature provided to current or prospective Participants.

Quotations of yield for the Subaccounts  will be based on all investment  income per Accumulation  Unit earned during a particular  30-day period,  less expenses accrued  during the period ("net  investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                    YIELD    = 2[(a-b + 1)^6 - 1]
                                  ---
                                  cd

where    a =   net  investment  income earned  during the  period  by the Series attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the  average  daily  number  of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit  on the last day of the period.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in the  Contract  over a period of one,  five and ten years (or,  if less, up to the life of the  Subaccount),  calculated  pursuant to the following formula:  P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T
= the average annual total return, n = the number of years, and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance  of the  respective  Series of the Funds,  adjusted  to reflect  the charges imposed under the Contract.

Average annual total return  figures  reflect the deduction of the mortality and expense risk and administration  charges. The performance figures herein for the
T. Rowe Price Mid-Cap Growth Subaccount, T. Rowe Price Equity Income Subaccount,
Deutsche Asset Management International  Subaccount, Goldman Sachs CORE(SM)Small
Cap Equity Subaccount (CORE(SM) is a service mark of Goldman,  Sachs & Co.), and
Goldman Sachs Capital Growth  Subaccount  reflect the  reimbursement  of certain expenses by the Investment Adviser.  In the absence of such  reimbursement,  the performance figures would be reduced.

------------------------------------------------------------------
AVERAGE ANNUAL RETURN
------------------------------------------------------------------
                                                         FROM
                                            1 YEAR    INCEPTION(1)
------------------------------------------------------------------

T. Rowe Price Mid-Cap Growth                (2.310)%    11.510%
------------------------------------------------------------------
T. Rowe Price Equity Income                  0.300%      5.690%
------------------------------------------------------------------
Deutsche Asset Management International    (25.240)%   (11.710)%
------------------------------------------------------------------
Goldman Sachs CORE(SM)mall Cap Equity        3.180%     10.600%
------------------------------------------------------------------
Goldman Sachs Capital Growth               (15.670)%    (4.920)%
------------------------------------------------------------------
1.  From October 27, 1999 (date of inception) to December 31,
    2001.

------------------------------------------------------------------

Quotations of total return for any  Subaccount  will be based on a  hypothetical investment  in an  Account  over a  certain  period  and  will  be  computed  by subtracting  the  initial  value of the  investment  from the  ending  value and dividing the remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable charges.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  investment in the Contract under which the Participant's  Contract
Value is allocated to a Subaccount  during a particular time period on which the calculations are based. Performance information should be considered in light of the  investment  objectives  and  policies,  characteristics  and quality of the
Series of the Funds in which the Subaccount  invests,  and the market conditions during the given time period,  and should not be considered as a  representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor communications  ("advertisements"):  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics; (7) general biography or work experience of the portfolio manager of a Subaccount, including information about awards received by the portfolio manager,  mentions of the manager in the media, or  announcements of the portfolio  manager's  appearance on television or radio programs,  or presentations at conferences or trade shows; (8) portfolio manager commentary  or  market  updates;  (9)  investment  philosophy  and the  research methodology underlying stock selection or a Subaccounts's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other persons used to illustrate aspects of a Subaccount's performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a hypothetical or model  portfolio;  or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
Security  Benefit and of the investor  services  provided by Security Benefit to contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of  December  31,  2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of the
Separate  Account  at  December  31,  2001 and for each of the two  years in the period ended December 31, 2001 are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be  considered  only as bearing on the  ability of Security
Benefit  to  meet  its  obligations  under  the  Contract.  They  should  not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

                           Variable Annuity Account XI
                              Financial Statements
                     Years Ended December 31, 2001 and 2000

                                    CONTENTS

                                                                            PAGE

Report of Independent Auditors............................................    7

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of Variable Annuity Account XI and
The Board of Directors of Security Benefit Life Insurance Company

We have  audited  the  accompanying  statements  of assets  and  liabilities  of
Variable   Annuity   Account  XI  comprising  the  Deutsche   Asset   Management
International,  T. Rowe  Price  Equity  Income,  T. Rowe Price  Mid-Cap  Growth,
Goldman  Sachs  CORE  Small  Cap  Equity,   and  Goldman  Sachs  Capital  Growth
Subaccounts  as of December 31, 2001,  and the related  statements of operations for the year then  ended and  changes in net assets for each of the two years in the period then ended.  These  financial  statements are the  responsibility  of
Security Benefit Life Insurance Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2001, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of each  of the  subaccounts constituting  Variable  Annuity Account XI at December 31, 2001, and the results of their  operations  and changes in their net assets for the periods  described above in conformity with accounting  principles generally accepted in the United
States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 1, 2002

                           Variable Annuity Account XI
                      Statements of Assets and Liabilities
                                December 31, 2001
                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                          T. ROWE       T.ROWE      GOLDMAN       GOLDMAN
                        DEUTSCHE ASSET     PRICE        PRICE      SACHS CORE      SACHS
                          MANAGEMENT       EQUITY      MID-CAP     SMALL CAP      CAPITAL
                        INTERNATIONAL      INCOME       GROWTH       EQUITY       GROWTH
                          SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        ------------------------------------------------------------------
Assets:
   Mutual funds,
   at value...........      $ 199          $1,209       $1,297       $  305        $1,116
                        ------------------------------------------------------------------
Total assets..........        199           1,209        1,297          305         1,116
                        ------------------------------------------------------------------
Net assets............      $ 199          $1,209       $1,297       $  305        $1,116
                        ==================================================================

Units outstanding.....     25,997          61,052       71,196       28,445       103,696

Unit value............      $7.64          $19.81       $18.22       $10.71        $10.76

Mutual funds, at cost.      $ 308          $1,246       $1,283       $  301        $1,463
Mutual fund shares....     25,394          75,586       71,054       28,105       108,418

SEE ACCOMPANYING NOTES.

                           Variable Annuity Account XI
                            Statements of Operations
                          Year Ended December 31, 2001
                                 (IN THOUSANDS)

                                          T. ROWE       T.ROWE      GOLDMAN       GOLDMAN
                        DEUTSCHE ASSET     PRICE        PRICE      SACHS CORE      SACHS
                          MANAGEMENT       EQUITY      MID-CAP     SMALL CAP      CAPITAL
                        INTERNATIONAL      INCOME       GROWTH       EQUITY       GROWTH
                          SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        ------------------------------------------------------------------
Net investment
(loss) income:
  Dividend
  distributions.......       $---           $ 18         $---          $ 1        $   2
  Expenses:
    Mortality and
    expense risk fee..         (1)            (5)          (6)          (2)          (6)
    Administration and
    distribution
    charges...........         (2)            (7)         (13)          (3)         (12)
                        ------------------------------------------------------------------
Net investment
(loss) income.........         (3)             6          (19)          (4)         (16)

Net realized and
unrealized (loss) gain
on investments:
  Capital gains
  distributions.......        ---             96          ---          ---            4
  Realized loss on
  sale of fund shares.        (31)            (3)         (19)          (2)         (75)
  Change in unrealized
  appreciation/
  depreciation on
  investments during
  the year............        (45)           (93)         (15)          16         (144)
                        ------------------------------------------------------------------
Net realized and
unrealized (loss) gain
on investments........        (76)           ---          (34)          14         (215)
                        ------------------------------------------------------------------
Net (decrease)
increase in net
assets resulting
from operations.......       $(79)          $  6         $(53)         $10        $(231)
                        ==================================================================

SEE ACCOMPANYING NOTES

                           Variable Annuity Account XI
                       Statements of Changes in Net Assets
                     Years Ended December 31, 2001 and 2000
                                 (IN THOUSANDS)

                                    DEUTSCHE ASSET
                                      MANAGEMENT       T. ROWE PRICE       T. ROWE PRICE
                                     INTERNATIONAL     EQUITY INCOME      MID-CAP GROWTH
                                      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                     2001    2000     2001      2000      2001      2000
                                    ------------------------------------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income..  $  (3)   $ (3)   $    6    $   (7)   $  (19)   $  (18)
    Capital gains distributions...    ---     ---        96        87       ---        30
    Realized (loss) gain on
      sale of fund shares.........    (31)     (4)       (3)      (36)      (19)       20
    Change in unrealized
      appreciation/depreciation on
      investments during the year.    (45)    (73)      (93)       77       (15)       (6)
                                    ------------------------------------------------------
  Net (decrease) increase in
  net assets from operations......    (79)    (80)        6       121       (53)       26

  From contractholder
  transactions:
    Variable annuity deposits.....     14     386        70       532        40     1,377
    Terminations and withdrawals..    (13)    (82)      (74)     (205)      (48)     (101)
    Transfers between
      subaccounts, net............    (42)    ---       122       ---      (451)      ---
                                    ------------------------------------------------------
  Net (decrease) increase in net
  assets from contractholder
  transactions....................    (41)    304       118       327      (459)    1,276
                                    ------------------------------------------------------
Net (decrease) increase
  in net assets...................   (120)    224       124       448      (512)    1,302
Net assets at beginning of year...    319      95     1,085       637     1,809       507
                                    ------------------------------------------------------
Net assets at end of year.........  $ 199    $319    $1,209    $1,085     $1,297   $1,809
                                    ======================================================

                                                        GOLDMAN SACHS       GOLDMAN SACHS
                                                         CORE SMALL            CAPITAL
                                                        CAP EQUITY            GROWTH
                                                         SUBACCOUNT          SUBACCOUNT
                                                       2001      2000      2001      2000
                                                       -----------------------------------
(Decrease) increase in net assets:
  From operations:
    Net investment (loss) income....................   $ 4)     $ (2)    $  (16)   $  (19)
    Capital gains distributions.....................   ---         9          4        91
    Realized (loss) gain on
      sale of fund shares...........................    (2)       (1)       (75)      (82)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...................    16        13       (144)     (501)
                                                       -----------------------------------
  Net (decrease) increase in
  net assets from operations........................    10        19       (231)     (511)

  From contractholder
  transactions:
    Variable annuity deposits.......................    10       265         46     1,418
    Terminations and withdrawals....................   (13)      (43)       (57)     (701)
    Transfers between
      subaccounts, net..............................   (34)      ---       (184)      ---
                                                       -----------------------------------
  Net (decrease) increase
    in net assets from
    contractholder transactions.....................   (37)      222       (195)      717
                                                       -----------------------------------
Net (decrease) increase
  in net assets.....................................   (27)      241       (426)      206
Net assets at beginning of year.....................   332        91      1,542     1,336
                                                       -----------------------------------
Net assets at end of year...........................   $305     $332     $1,116    $1,542
                                                       ===================================

SEE ACCOMPANYING NOTES.

                           Variable Annuity Account XI
                          Notes to Financial Statements
                                December 31, 2001

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION  --  Variable  Annuity  Account XI (the  Account) is a separate account of Security  Benefit Life Insurance  Company  (SBL).  The Account is
    registered as an open-end management investment company under the Investment
    Company  Act of 1940,  as  amended.  Deposits  received  by the  Account are invested in the SBL Fund,  T. Rowe Price  Equity  Series,  Inc.,  or Goldman
    Sachs Variable Insurance Trust,  mutual funds not otherwise available to the public.  As directed by the owners,  amounts may be invested in a designated portfolio of these funds as follows:

    SUBACCOUNT                                  MUTUAL FUND
    --------------------------------------------------------------------------------------

                                                SBL Fund:
    Deutsche Asset Management International..     Series I (International Series)
    T. Rowe Price Equity Income..............     Series O (Equity Income Series)

                                                T. Rowe Price Equity Series:
    T. Rowe Price Mid-Cap Growth.............     T. Rowe Price Mid-Cap Growth Portfolio

                                                Goldman Sachs Variable Insurance Trust:
    Goldman Sachs CORE Small Cap Equity......     Goldman Sachs CORE Small Cap Equity Fund
    Goldman Sachs Capital Growth.............     Goldman Sachs Capital Growth Fund

    Under  applicable  insurance law, the assets and  liabilities of the Account are  clearly  identified  and  distinguished  from  SBL's  other  assets and liabilities.  The portion of the Account's assets applicable to the variable annuity  contracts is not  chargeable  with  liabilities  arising out of any other business SBL may conduct.

    Under the terms of the investment advisory contracts,  investment portfolios of the SBL Fund are managed by Security  Management  Company,  LLC (SMC),  a limited  liability  company  controlled  by its  members,  SBL and  Security
    Benefit  Group,  Inc., a wholly owned  subsidiary of SBL. SMC has engaged T.
    Rowe Price Associates,  Inc. to provide subadvisory  services for the Equity
    Income Series and Bankers Trust Company to provide subadvisory  services for the International Series. Investment portfolios of the T. Rowe Price Mid-Cap
    Growth  Portfolio  are  managed  by its  investment  advisor,  T. Rowe Price
    Associates, Inc. Investment portfolios in the CORE Small Cap Equity Fund and
    Capital Growth Fund are managed by their investment  advisor,  Goldman Sachs
    Asset Management.

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying  mutual fund).  Investment  transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

    The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2001, was as follows:

                                                          COST OF      PROCEEDS
    SUBACCOUNT                                           PURCHASES    FROM SALES
    ----------------------------------------------------------------------------
                                                             (IN THOUSANDS)

    Deutsche Asset Management International...........     $ 20          $ 64
    T. Rowe Price Equity Income.......................      348           127
    T. Rowe Price Mid-Cap Growth......................      108           585
    Goldman Sachs CORE Small Cap Equity...............       27            68
    Goldman Sachs Capital Growth......................       87           295

    ANNUITY RESERVES -- As of December 31, 2001,  annuity reserves have not been established  because there are no contracts that have matured and are in the payout  stage.  Such  reserves  would be computed on the basis of  published mortality tables using assumed interest rates that would provide reserves as prescribed  by law.  In cases  where  the  payout  option  selected  is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the
    Account.

    REINVESTMENT OF DIVIDENDS -- Dividend and capital gains  distributions  paid by the mutual fund to the Account are  reinvested  in  additional  shares of each respective fund.  Dividend income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current provisions of the IRC, SBL does not expect to incur federal  income taxes on the earnings of the Account to the extent the  earnings  are credited  under contracts.  Based on this, no charge is being made  currently to the Account for federal income taxes.  SBL will review  periodically  the status of this policy  in the  event of  changes  in the tax law.  A charge  may be made in future years for any federal income taxes that would be  attributable to the contracts.

    USE OF ESTIMATES -- The  preparation  of financial  statements in conformity with accounting  principles generally accepted in the United States requires management  to make  estimates  and  assumptions  that  affect  the  amounts reported in the financial  statements and accompanying notes. Actual results could differ from those estimates.

    RECLASSIFICATIONS -- Certain amounts from prior years have been reclassified to conform to the current year presentation.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL may deduct a maximum daily  administration and distribution charge equal to an annual rate of 0.94% of each  subaccount's  average  daily net assets, except with  respect to the T. Rowe Price Equity  Income and Deutsche  Asset
    Management International  subaccounts,  for which the maximum annual rate is
    0.59%.  SBL  is  currently   charging  an  annual  rate  of  0.91%  of  each
    subaccount's  average  daily net  assets,  except the T. Rowe  Price  Equity
    Income and Deutsche Asset Management  International  subaccounts,  which are being  charged an annual rate of 0.56%.  In addition,  mortality and expense risks assumed by SBL are  compensated  for by a fee  equivalent to an annual rate of 0.45% of the average daily net assets of each subaccount.

    When  applicable,  an amount for state premium taxes is deducted as provided by  pertinent  state law either  from  purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

    The changes in units  outstanding  for the years ended December 31, 2001 and
    2000 were as follows:

                                               2001                         2000
                                  ----------------------------  --------------------------
                                                        NET
                                  UNITS    UNITS     INCREASE   UNITS    UNITS      NET
             SUBACCOUNT           ISSUED  REDEEMED  (DECREASE)  ISSUED  REDEEMED  INCREASE
    ----------------------------------------------------------  --------------------------
                                                         (IN THOUSANDS)

    Deutsche Asset
    Management International.....    3       (8)        (5)       31       (7)       24
    T. Rowe Price Equity Income..   13       (7)         6        31      (13)       18
    T. Rowe Price Mid-Cap Growth.    7      (33)       (26)       74       (6)       68
    Goldman Sachs CORE
      Small Cap Equity...........    3       (7)        (4)       25       (5)       20
    Goldman Sachs Capital Growth.    9      (26)       (17)       87      (37)       50

4.  UNIT VALUES

    A summary of units  outstanding,  unit values,  net assets,  expense ratios, investment  income  ratios,  and total  return  ratios for the  period  from
    October 27, 1999 (inception date) to December 31, 2001 follows:

    SUBACCOUNT                                      2001            2000             1999
    --------------------------------------------------------------------------------------

    DEUTSCHE ASSET MANAGEMENT INTERNATIONAL
       Units....................................    25,997          31,251           7,337
       Unit value...............................    $ 7.64          $10.22          $12.97
       Net assets (000s)........................    $  199          $  319          $   95
       Ratio of expenses to net assets*.........     1.01%           1.01%           1.01%
       Investment income ratio**................      ---%            ---%            ---%
       Total return***..........................  (25.24)%        (21.20)%          29.70%

    T. ROWE PRICE EQUITY INCOME
       Units....................................    61,052          54,961          36,063
       Unit value...............................    $19.81          $19.74          $17.67
       Net assets (000s)........................    $1,209          $1,085          $  637
       Ratio of expenses to net assets*.........     1.01%           1.01%           1.01%
       Investment income ratio**................     1.64%           0.23%           3.14%
       Total return***..........................     0.35%          11.71%          76.70%

    T. ROWE PRICE MID-CAP GROWTH
       Units....................................    71,196          97,053          28,783
       Unit value...............................    $18.22          $18.64          $17.59
       Net assets (000s)........................    $1,297          $1,809          $  507
       Ratio of expenses to net assets*.........     1.36%           1.36%           1.36%
       Investment income ratio**................      ---%            ---%            ---%
       Total return***..........................   (2.25)%           5.97%          75.90%

    GOLDMAN SACHS CORE SMALL CAP EQUITY
       Units....................................    28,445          31,952          12,256
       Unit value...............................    $10.71          $10.38          $ 7.39
       Net assets (000s)........................     $ 305          $  332          $   91
       Ratio of expenses to net assets*.........     1.36%           1.36%           1.36%
       Investment income ratio**................     0.25%           0.45%            ---%
       Total return***..........................     3.18%          40.46%        (26.10)%

    GOLDMAN SACHS CAPITAL GROWTH
       Units....................................   103,696         120,772          70,591
       Unit value...............................    $10.76          $12.77          $18.93
       Net assets (000s)........................    $1,116          $1,542          $1,336
       Ratio of expenses to net assets*.........     1.36%           1.36%           1.36%
       Investment income ratio**................     0.14%           0.13%           0.30%
       Total return***..........................  (15.74)%        (32.54)%          89.30%

      *These ratios represent the annualized  contract  expenses of the Account, consisting  primarily of mortality and expense  charges,  for each period indicated. The ratios include only those expenses that result in a direct reduction  to unit  values.  Charges  made  directly  to  contract  owner accounts  through the  redemption of units and expenses of the underlying fund are excluded.

     **These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager,  divided by the average net assets.  These ratios  exclude  those  expenses,  such as  mortality  and expense charges, that result in direct reductions in the unit values. The recognition  of  investment  income by the  subaccount is affected by the timing of the  declaration of dividends by the  underlying  fund in which the subaccounts invest.

    ***These  amounts  represent  the total  return for the  periods  indicated, including  changes  in the  value of the  underlying  fund,  and  reflect deductions for all items included in the expense ratio.  The total return does not include any expenses  assessed  through the redemption of units;
       inclusion  of  these  expenses  in  the  calculation  would  result  in a reduction  in the  total  return  presented.  The 1999  total  return  is calculated  for the period from the inception date through the end of the reporting period and has not been annualized.

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              a.   Financial Statements

                   The  consolidated  financial  statements of Security  Benefit
                   Life Insurance  Company and Subsidiaries at December 31, 2001
                   and 2000, and for each of the three years in the period ended
                   December 31, 2001 are incorporated herein by reference to the financial statements filed with the Variflex Separate Account
                   Post-Effective  Amendment No. 26 under the  Securities Act of
                   1933 and Amendment No. 25 under the Investment Company Act of
                   1940 to  Registration  Statement No. 2-89328 (filed  April 8,
                   2002).

              b.   Exhibits

                     (1)   Resolution  of the  Board of  Directors  of  Security
                           Benefit   Life    Insurance    Company    authorizing
                           establishment of the Separate Account(a)
                     (2)   Not Applicable
                     (3)   (a)   Service Facilities Agreement(b)
                           (b)   Form of Master Agreement(d)
                           (c)   Distribution Agreement(c)
                     (4)   Group Unallocated Policy Form (GV6059 (1-99))(a)
                     (5)   Application (GV7624 (6-99))(d)
                     (6)   (a)   Composite of Articles of Incorporation of SBL(b)
                           (b)   Bylaws of SBL(b)
                     (7)   Not Applicable
                     (8)   Not Applicable
                     (9)   Opinion of Counsel(f)
                    (10)   Consent of Independent Auditors
                    (11)   Not Applicable
                    (12)   Not Applicable
                    (13)   Schedules of Computation of Performance
                    (14)   Powers  of  Attorney  of Howard  R.  Fricke,  Kris A.
                           Robbins, Sister Loretto Marie Colwell, John C. Dicus,
                           Steven J. Douglass,  William W. Hanna, John E. Hayes,
                           Jr., Duane Fager, and Robert C. Wheeler(e)

(a)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's initial Registration  Statement No. 333-84159 (filed July 30,
      1999).

(b)   Incorporated  herein by reference to the Exhibits  filed with the Variflex
      Separate  Account's  Post-Effective  Amendment No. 20 under the Securities
      Act of 1933 and Amendment No. 19 under the Investment  Company Act of 1940 to Registration Statement No. 2-89328 (Filed August 17, 1998).

(c)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's  Pre-Effective  Amendment No. 1 under the  Securities  Act of
      1933 and  Amendment  No. 1 under  the  Investment  Company  Act of 1940 to
      Registration Statement No. 333-84159 (filed October 26, 1999).

(d)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's  Post-Effective  Amendment No. 1 under the  Securities Act of
      1933 and  Amendment  No. 2 under  the  Investment  Company  Act of 1940 to
      Registration Statement No. 333-84159 (filed May 1, 2000).

(e)   Incorporated  herein by reference to the Exhibits  filed with SBL Variable
      Annuity Account XIV's Post-Effective  Amendment No. 1 under the Securities
      Act of 1933 and Amendment No. 6 under the  Investment  Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1, 2002).

(f)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's  Post-Effective  Amendment No. 2 under the  Securities Act of
      1933 and  Amendment  No. 3 under  the  Investment  Company  Act of 1940 to
      Registration Statement No. 333-84159 (filed May 1, 2001).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

              Name and Principal
              BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR

              Howard R. Fricke*                     Chairman of the Board and Director

              Kris A. Robbins*                      President, Chief Executive Officer
                                                    and Director

              Sister Loretto Marie Colwell          Director
              1700 SW 7th Street
              Topeka, Kansas 66606

              John C. Dicus                         Director
              700 Kansas Avenue
              Topeka, Kansas 66603

              Steven J. Douglass                    Director
              3231 East 6th Street
              Topeka, Kansas 66607

              William W. Hanna                      Director
              100 N. Broadway
              KS1-100-02-68
              Wichita, Kansas 67202

              John E. Hayes, Jr.                    Director
              200 Gulf Blvd.
              Belleair Shore, Florida 33786

              Pat A. Loconto                        Director
              c/o Mary Abdo
              400 West 15th Street, Suite 1700
              Austin, TX 78701

              Duane L. Fager                        Director
              3035 S. Topeka Blvd.
              Topeka, Kansas 66611

              Robert C. Wheeler                     Director
              400 SW 8th Street
              Topeka, Kansas 66603

              Donald J. Schepker*                   Senior Vice President, Chief
                                                    Financial Officer and Treasurer

              Roger K. Viola*                       Senior Vice President, General
                                                    Counsel and Secretary

              Malcolm E. Robinson*                  Senior Vice President

              John D. Cleland*                      Senior Vice President

              Terry A. Milberger*                   Senior Vice President

              Venette K. Davis*                     Senior Vice President

              J. Craig Anderson*                    Senior Vice President

              Gregory J. Garvin*                    Senior Vice President

              James R. Schmank*                     Senior Vice President

              Kalman Bakk, Jr.*                     Senior Vice President and Chief
                                                    Marketing Officer

              Amy J. Lee*                           Associate General Counsel, Vice
                                                    President and Assistant Secretary

              Thomas A. Swank*                      Senior Vice President and Chief
                                                    Risk Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
              OR REGISTRANT

              The Depositor,  Security Benefit Life Insurance  Company ("SBL" or
              "the  Company"),  is owned by Security  Benefit Corp.  through the ownership  of 700,000  of SBL's  700,010  issued  and  outstanding shares of common stock.  One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance  with the  requirements of Kansas law.  Security Benefit Corp. is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"),  which in turn is  controlled  by SBL  policyholders.  As of December 31,
              2001 no one person  holds more than  approximately  0.0003% of the voting  power of  SBMHC.  The  Registrant  is a  segregated  asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with Variable Annuity Account XI or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp. (Holding Company)       Kansas               100%

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC (Private Fund)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity  Accounts I, III, IV, and XIV, SBL Variable Life
              Insurance  Account  Varilife,  Security Varilife Separate Account,
              SBL Variable Annuity Account VIII,  Variflex Separate Account,  T.
              Rowe Price Variable Annuity Account and Parkstone Variable Annuity
              Separate Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2001 the  approximate  percentage of  ownership  by the  separate  accounts  for each  company is as follows:

                    SBL Fund...............................        100.0%
                    Security Growth and Income Fund........         31.4%

ITEM 27.      NUMBER OF CONTRACTOWNERS

              As of February  1, 2002,  there was one  contract  owner and 2,950
              participants   under  the  Non-Qualified   Contract  issued  under
              Variable Annuity Account XI.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                           (b)  Any  repeal  or  modification  of the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the  Depositor  of  expenses  incurred  or paid by a  director, officer or  controlling  person of the Depositor in the successful defense of any  action,  suit or  proceeding)  is asserted by such director,  officer or  controlling  person in connection  with the
              Securities  being  registered,  the Depositor will,  unless in the
              opinion  of  its  counsel  the  matter  has  been   settled  by  a
              controlling   precedent,   submit   to  a  court  of   appropriate
              jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL, acts as  distributor  of the Contract  issued under Variable
                    Annuity  Account XI. SDI  receives no  compensation  for its distribution  function.  SDI performs similar  functions for
                    SBL  Variable  Annuity  Accounts  I,  III,  IV and XIV,  SBL
                    Variable Life Insurance Account Varilife,  Security Varilife
                    Separate  Account,  SBL Variable  Annuity  Account VIII, and
                    Parkstone  Variable Annuity Separate Account.  SDI also acts
                    as  principal   underwriter  for  the  following  management
                    investment  companies for which Security Management Company,
                    LLC,  an  affiliate  of  SBL,  acts as  investment  adviser:
                    Security Equity Fund,  Security Income Fund, Security Growth
                    and Income Fund,  Security Municipal Bond Fund, SBL Fund and
                    Security Ultra Fund.

             (b)    Name and Principal              Position and Offices
                    BUSINESS ADDRESS*                 WITH UNDERWRITER
                    ------------------              ------------------
                    Gregory J. Garvin               President and Director
                    John D. Cleland                 Vice President and Director
                    James R. Schmank                Director
                    Mark E. Young                   Director
                    Amy J. Lee                      Secretary
                    Brenda M. Harwood               Vice President and Director
                    Tammy Brownfield                Treasurer

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   SDI receives no  compensation or support fees related to its sales governed by its distribution agreement with SBL.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka,
              Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    Variable  Annuity  contract  application  a  space  that  an applicant  can check to request a  Statement  of  Additional
                    Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Subject to the terms and  conditions of Section 15(d) of the
                    Securities  Exchange  Act of  1934,  the  Registrant  hereby
                    undertakes  to  file  with  the   Securities   and  Exchange
                    Commission  such  supplementary  and  periodic  information, documents,  and reports as may be  prescribed by any rule or regulation of the  Commission  heretofore or hereafter  duly adopted pursuant to authority conferred in that Section.

              (e)   Depositor  represents  that the fees  and  charges  deducted under the  Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant has caused this Registration  Statement to be signed on its behalf in the City of Topeka, State of Kansas on this 1st day of April, 2002.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    By: HOWARD R. FRICKE
Director                            --------------------------------------------
                                    Howard R. Fricke, Director and Chairman of
                                    the Board and as Attorney In Fact for the
John C. Dicus                       Officers and Directors Whose Names Appear
Director                            Opposite.

Steven J. Douglass              SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                        (The Depositor)

                                By: KRIS A. ROBBINS
William W. Hanna                    --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

John E. Hayes, Jr.
Director                        VARIABLE ANNUITY ACCOUNT XI
                                (The Registrant)

Pat A. Loconto                  By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                            (The Depositor)

                                By: KRIS A. ROBBINS
Duane L. Fager                      --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

Robert C. Wheeler
Director                        By: DONALD J. SCHEPKER
                                    --------------------------------------------
                                    Donald J. Schepker, Senior Vice President,
                                    Chief Financial Officer and Treasurer

                                (ATTEST): ROGER K. VIOLA
                                          --------------------------------------
                                          Roger K. Viola, Senior Vice President,
                                          General Counsel and Secretary

                                          Date:  April 1, 2002

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)    None
        (b)    None
        (c)    None

  (4)   None

  (5)   None

  (6)   (a)    None
        (b)    None

  (7)   None

  (8)   None

  (9)   None

 (10)   Consent of Independent Auditors

 (11)   None

 (12)   None

 (13)   Schedule of Computation of Performance

 (14)   None